SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based payment arrangement, unvested options, activity
As of December 31, 2025, the Company had the following share options outstanding, of which all the share options are expected to vest:

					Assumptions used(1)
	Grant date	Share options	Initial Exercise Price ($)	Vesting date	Risk-free interest rate	Expected Volatility
June 2025 Tranche	June 2025	60,937	23.75	June 2026	3.47%	28.2%
June 2025 Tranche	June 2025	60,937	23.75	June 2027	3.47%	28.2%
June 2025 Tranche	June 2025	60,931	23.75	June 2028	3.47%	28.2%
Total		182,805
(1) The fair value of the share options was calculated using these assumptions as of the grant date using the Black-Scholes option valuation model. The risk-free interest rate was estimated using the interest rate on two-year US treasury rate. The volatility was estimated using historical volatility of share price data. The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date. It was assumed that all of the options granted in the June 2025 Tranche will vest and therefore no forfeitures were assumed. The effect of forfeitures is recognized as incurred.
A summary of option activity under the Share Option Scheme as of December 31, 2025, and changes during the year then ended is presented below:

Options	Shares	Weighted average exercise price per share ($)(1)	Weighted average remaining contractual term (years)	Aggregate Intrinsic Value ($'000)
Outstanding at December 31, 2024	20,000	15.88	2.4	141
Exercised during the year	(20,000)	13.25	N/A	242
Granted during the year	182,805	23.75	N/A	N/A
Outstanding at December 31, 2025 (2)	182,805	22.25	4.5	494
Exercisable at December 31, 2025	—	N/A	N/A	N/A
(1) The weighted average exercise price has been adjusted by the amount of all dividends declared by the Company in the period, from the date of grant until the date the option is exercised.
(2) Numbers, years and per share amounts are stated as of December 31, 2025.

Schedule of nonvested share activity
A summary of the status of the Company's non-vested shares as of December 31, 2025, and changes during the year ended December 31, 2025, is presented below.

Non vested Shares	Shares	Weighted average grant date fair value ($)
Non vested at December 31, 2024	20,000	10.75
Granted	182,805	5.01
Vested	(20,000)	10.75
Forfeited	—	—
Non vested at December 31, 2025	182,805	5.01